Accounts Payable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable
22.
Accounts Payable

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Suppliers and contractors (Note 27)	74,518	98,656
Taxes (Note 26)	3,964	4,052
Carriers and others (Note 27)	2,362	2,209
Related parties (Notes 24 and 27)	170	270
	81,014	105,187

Certain suppliers entered into Trade Financing Arrangements (TFA) to sell a portion of their receivables amounting to Php20,553 million in 2023. This amount is included in the payables to Suppliers and Contractors. Under the terms of the TFAs, the Purchaser will have exclusive ownership of the purchased receivables and all of its rights, title and interest. There were no changes in the payment terms.

In February 2024, certain major supplier entered into a new TFA to sell a portion of its receivables amounting to
Php495 million.

For terms and conditions pertaining to the payables to related parties, see Note 24 – Related Party Transactions.

For detailed discussion on the PLDT Group’s liquidity risk management processes, see Note 27 – Financial Assets and Liabilities – Liquidity Risk.